UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: October 31, 2008

ITEM 1.   SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS TARGET
RETIREMENT 2015
LEGG MASON PARTNERS TARGET
RETIREMENT 2020
LEGG MASON PARTNERS TARGET
RETIREMENT 2025
LEGG MASON PARTNERS TARGET
RETIREMENT 2030
LEGG MASON PARTNERS TARGET
RETIREMENT 2035
LEGG MASON PARTNERS TARGET
RETIREMENT 2040
LEGG MASON PARTNERS TARGET
RETIREMENT 2045
LEGG MASON PARTNERS TARGET
RETIREMENT 2050
LEGG MASON PARTNERS TARGET
RETIREMENT FUND
FORM N-Q
OCTOBER 31, 2008

Legg Mason Partners Target Retirement 2015

Schedules of Investments (unaudited)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 98.8%
	iShares Trust:
1,800	iShares MSCI EAFE Index Fund	$80,316
1,300	iShares Russell 1000 Growth Index Fund	52,065
400	iShares Russell 1000 Value Index Fund	21,216
200	iShares Russell 2000 Index Fund	10,696
14,867	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Class Shares (a)	128,157
	Legg Mason Global Trust, Inc.:
1,232	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	15,577
4,936	Legg Mason International Equity Trust, Institutional Select Class Shares *	53,511
1,083	Legg Mason Growth Trust, Inc., Institutional Class Shares *	16,564
	Legg Mason Partners Equity Trust:
209	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	15,433
2,475	Legg Mason Partners Appreciation Fund, Class IS Shares *	27,198
9,160	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	56,882
3,131	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	25,174
475	Legg Mason Value Trust, Inc., Institutional Class Shares	15,805
2,665	The Royce Fund — Royce Value Fund, Institutional Class Shares	18,868
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
1,000	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	41,510
	Western Asset Funds, Inc.:
17,705	Western Asset Core Bond Portfolio, Institutional Select Class Shares	160,051
1,443	Western Asset High Yield Portfolio, Institutional Select Class Shares	9,772

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $990,171)	758,879

Face
Amount

SHORT-TERM INVESTMENT — 2.5%
Repurchase Agreement — 2.5%
$19,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $19,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $19,416)(Cost - $19,000)	19,000

	TOTAL INVESTMENTS — 101.3% (Cost — $1,009,171#)	777,879
	Liabilities in Excess of Other Assets — (1.3)%	(10,204)

	TOTAL NET ASSETS — 100.0%	$767,675

*	Non-income producing security.

(a)	Effective November 1, 2008, Institutional Class Shares of Global Opportunities Bond Fund were renamed as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2020

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 98.5%
	iShares Trust:
2,000	iShares MSCI EAFE Index Fund	$89,240
1,600	iShares Russell 1000 Growth Index Fund	64,080
400	iShares Russell 1000 Value Index Fund	21,216
200	iShares Russell 2000 Index Fund	10,696
13,190	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Class Shares (a)	113,697
	Legg Mason Global Trust, Inc.:
1,096	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	13,859
5,238	Legg Mason International Equity Trust, Institutional Select Class Shares *	56,781
1,305	Legg Mason Growth Trust, Inc., Institutional Class Shares *	19,969
	Legg Mason Partners Equity Trust:
254	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	18,750
3,012	Legg Mason Partners Appreciation Fund, Class IS Shares *	33,101
9,650	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	59,925
3,811	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	30,637
2,574	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	9,010
577	Legg Mason Value Trust, Inc., Institutional Class Shares	19,202
2,665	The Royce Fund — Royce Value Fund, Institutional Class Shares	18,867
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
900	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	37,359
	Western Asset Funds, Inc.:
12,735	Western Asset Core Bond Portfolio, Institutional Select Class Shares	115,120
591	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,001

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $986,411)	745,594

Face
Amount

SHORT-TERM INVESTMENT — 2.9%
Repurchase Agreement — 2.9%
$22,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $22,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $22,481) (Cost — $22,000)	22,000

	TOTAL INVESTMENTS — 101.4% (Cost — $1,008,411#)	767,594
	Liabilities in Excess of Other Assets — (1.4)%	(10,268)

	TOTAL NET ASSETS — 100.0%	$757,326

*	Non-income producing security.

(a)	Effective November 1, 2008, Institutional Class Shares of Global Opportunities Bond Fund were renamed as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2025

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.7%
	iShares Trust:
2,000	iShares MSCI EAFE Index Fund	$89,240
1,900	iShares Russell 1000 Growth Index Fund	76,095
500	iShares Russell 1000 Value Index Fund	26,520
200	iShares Russell 2000 Index Fund	10,696
12,419	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Class Shares (a)	107,051
	Legg Mason Global Trust, Inc.:
830	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	10,492
5,379	Legg Mason International Equity Trust, Institutional Select Class Shares *	58,310
1,538	Legg Mason Growth Trust, Inc., Institutional Class Shares *	23,537
	Legg Mason Partners Equity Trust:
303	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	22,428
3,610	Legg Mason Partners Appreciation Fund, Class IS Shares *	39,674
8,914	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	55,355
4,568	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	36,724
6,400	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	22,401
690	Legg Mason Value Trust, Inc., Institutional Class Shares	22,967
2,668	The Royce Fund — Royce Value Fund, Institutional Class Shares	18,888
300	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	7,563
800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	33,208
	Western Asset Funds, Inc.:
9,423	Western Asset Core Bond Portfolio, Institutional Select Class Shares	85,187
853	Western Asset High Yield Portfolio, Institutional Select Class Shares	5,776

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $1,007,717)	752,112

Face
Amount

SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$5,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $5,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $5,109) (Cost — $5,000)	5,000

	TOTAL INVESTMENTS — 101.4% (Cost — $1,012,717#)	757,112
	Liabilities in Excess of Other Assets — (1.4)%	(10,656)

	TOTAL NET ASSETS — 100.0%	$746,456

*	Non-income producing security.

(a)	Effective November 1, 2008, Institutional Class Shares of Global Opportunities Bond Fund were renamed as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2030

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.4%
	iShares Trust:
2,000	iShares MSCI EAFE Index Fund	$89,240
2,300	iShares Russell 1000 Growth Index Fund	92,115
700	iShares Russell 1000 Value Index Fund	37,128
200	iShares Russell 2000 Index Fund	10,696
4,926	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Class Shares (a)	42,463
	Legg Mason Global Trust, Inc.:
521	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	6,586
5,258	Legg Mason International Equity Trust, Institutional Select Class Shares *	56,999
2,054	Legg Mason Growth Trust, Inc., Institutional Class Shares *	31,423
	Legg Mason Partners Equity Trust:
379	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	28,024
4,507	Legg Mason Partners Appreciation Fund, Class IS Shares *	49,531
9,268	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	57,557
5,702	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	45,845
10,380	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	36,332
862	Legg Mason Value Trust, Inc., Institutional Class Shares	28,698
2,665	The Royce Fund — Royce Value Fund, Institutional Class Shares	18,868
200	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	5,042
900	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	37,359
	Western Asset Funds, Inc.:
5,046	Western Asset Core Bond Portfolio, Institutional Select Class Shares	45,616
2,080	Western Asset High Yield Portfolio, Institutional Select Class Shares	14,081

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $1,002,042)	733,603

Face
Amount

SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$8,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $8,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $8,175) (Cost — $8,000)	8,000

	TOTAL INVESTMENTS — 101.5% (Cost — $1,010,042#)	741,603
	Liabilities in Excess of Other Assets — (1.5)%	(10,670)

	TOTAL NET ASSETS — 100.0%	$730,933

*	Non-income producing security.

(a)	Effective November 1, 2008, Institutional Class Shares of Global Opportunities Bond Fund were renamed as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2035

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 101.5%
	iShares Trust:
1,900	iShares MSCI EAFE Index Fund	$84,778
2,700	iShares Russell 1000 Growth Index Fund	108,135
900	iShares Russell 1000 Value Index Fund	47,736
200	iShares Russell 2000 Index Fund	10,696
	Legg Mason Global Trust, Inc.:
471	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	5,956
5,296	Legg Mason International Equity Trust, Institutional Select Class Shares *	57,405
3,036	Legg Mason Growth Trust, Inc., Institutional Class Shares *	46,453
	Legg Mason Partners Equity Trust:
476	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	35,199
5,661	Legg Mason Partners Appreciation Fund, Class IS Shares *	62,213
9,335	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	57,968
7,162	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	57,583
10,380	Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	36,332
1,083	Legg Mason Value Trust, Inc., Institutional Class Shares	36,046
2,665	The Royce Fund — Royce Value Fund, Institutional Class Shares	18,868
100	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,521
800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	33,208
2,973	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	26,873

	TOTAL INVESTMENTS — 101.5% (Cost — $1,010,845#)	727,970
	Liabilities in Excess of Other Assets — (1.5)%	(10,531)

	TOTAL NET ASSETS — 100.0%	$717,439

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2040

Schedules of Investments (unaudited) (continuted)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.9%
	iShares Trust:
1,700	iShares MSCI EAFE Index Fund	$75,854
2,800	iShares Russell 1000 Growth Index Fund	112,140
800	iShares Russell 1000 Value Index Fund	42,432
400	iShares Russell 2000 Index Fund	21,392
	Legg Mason Global Trust, Inc.:
1,182	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	14,947
4,809	Legg Mason International Equity Trust, Institutional Select Class Shares *	52,125
2,463	Legg Mason Growth Trust, Inc., Institutional Class Shares *	37,680
	Legg Mason Partners Equity Trust:
467	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	34,522
5,552	Legg Mason Partners Appreciation Fund, Class IS Shares *	61,017
8,476	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	52,636
7,024	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	56,476
7,121	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	24,924
1,062	Legg Mason Value Trust, Inc., Institutional Class Shares	35,353
4,033	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,553
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	33,208
2,973	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	26,873

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $1,006,743)	720,216

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$4,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $4,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $4,088) (Cost — $4,000)	4,000

	TOTAL INVESTMENTS — 101.5% (Cost — $1,010,743#)	724,216
	Liabilities in Excess of Other Assets — (1.5)%	(10,450)

	TOTAL NET ASSETS — 100.0%	$713,766

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2045

Schedules of Investments (unaudited) (continuted)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.9%
	iShares Trust:
1,700	iShares MSCI EAFE Index Fund	$75,854
2,800	iShares Russell 1000 Growth Index Fund	112,140
800	iShares Russell 1000 Value Index Fund	42,432
400	iShares Russell 2000 Index Fund	21,392
	Legg Mason Global Trust, Inc.:
1,183	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	14,947
4,809	Legg Mason International Equity Trust, Institutional Select Class Shares *	52,125
2,463	Legg Mason Growth Trust, Inc., Institutional Class Shares *	37,680
	Legg Mason Partners Equity Trust:
467	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	34,522
5,552	Legg Mason Partners Appreciation Fund, Class IS Shares *	61,017
8,476	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	52,636
7,024	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	56,476
7,121	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	24,924
1,062	Legg Mason Value Trust, Inc., Institutional Class Shares	35,353
4,033	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,553
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	33,208
2,976	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	26,905

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $1,006,775)	720,248

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$4,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $4,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $4,088) (Cost — $4,000)	4,000

	TOTAL INVESTMENTS — 101.5% (Cost — $1,010,775#)	724,248
	Liabilities in Excess of Other Assets — (1.5)%	(10,482)

	TOTAL NET ASSETS — 100.0%	$713,766

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement 2050

Schedules of Investments (unaudited) (continuted)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 100.9%
	iShares Trust:
1,700	iShares MSCI EAFE Index Fund	$75,854
2,800	iShares Russell 1000 Growth Index Fund	112,140
800	iShares Russell 1000 Value Index Fund	42,432
400	iShares Russell 2000 Index Fund	21,392
	Legg Mason Global Trust, Inc.:
1,183	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	14,947
4,809	Legg Mason International Equity Trust, Institutional Select Class Shares *	52,125
2,463	Legg Mason Growth Trust, Inc., Institutional Class Shares *	37,680
	Legg Mason Partners Equity Trust:
467	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	34,522
5,552	Legg Mason Partners Appreciation Fund, Class IS Shares *	61,017
8,476	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	52,636
7,024	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	56,476
1,062	Legg Mason Value Trust, Inc., Institutional Class Shares	35,353
7,121	Legg Mason Partners Income Trust — Western Asset Emerging Market Debt Portfolio, Class I Shares	24,923
4,033	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,553
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
800	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	33,208
2,969	Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Institutional Select Class Shares	26,841

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $1,006,711)	720,183

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$4,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $4,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $4,088) (Cost — $4,000)	4,000

	TOTAL INVESTMENTS — 101.5% (Cost — $1,010,711#)	724,183
	Liabilities in Excess of Other Assets — (1.5)%	(10,417)

	TOTAL NET ASSETS — 100.0%	$713,766

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Target Retirement Fund

Schedules of Investments (unaudited) (continuted)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
	iShares Trust:
1,200	iShares MSCI EAFE Index Fund	$53,544
500	iShares Russell 1000 Growth Index Fund	20,025
100	iShares Russell 1000 Value Index Fund	5,304
300	iShares Russell 2000 Index Fund	16,044
14,867	Legg Mason Charles Street Trust, Inc. — Global Opportunities Bond Fund, Institutional Class Shares (a)	128,157
	Legg Mason Global Trust, Inc.:
874	Legg Mason Emerging Markets Trust, Institutional Select Class Shares *	11,053
2,934	Legg Mason International Equity Trust, Institutional Select Class Shares *	31,800
318	Legg Mason Growth Trust, Inc., Institutional Class Shares *	4,864
	Legg Mason Partners Equity Trust:
76	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	5,618
900	Legg Mason Partners Appreciation Fund, Class IS Shares *	9,890
5,042	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	31,313
1,139	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	9,154
173	Legg Mason Value Trust, Inc., Institutional Class Shares	5,753
3,029	The Royce Fund — Royce Value Fund, Institutional Class Shares	21,446
400	Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	10,084
1,000	Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	41,510
	Western Asset Funds, Inc.:
38,228	Western Asset Core Bond Portfolio, Institutional Select Class Shares	345,583
8,399	Western Asset High Yield Portfolio, Institutional Select Class Shares	56,860

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $998,939)	808,002

Face
Amount

SHORT-TERM INVESTMENT — 1.7%
Repurchase Agreement — 1.7%
$14,000	State Street Bank & Trust Co., dated 10/31/08, 0.010% due 11/3/08; Proceeds at maturity — $14,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/4/08; Market value — $14,306) (Cost - $14,000)	14,000

	TOTAL INVESTMENTS — 101.3% (Cost — $1,012,939#)	822,002
	Liabilities in Excess of Other Assets — (1.3)%	(10,640)

	TOTAL NET ASSETS — 100.0%	$811,362

*	Non-income producing security.

(a)	Effective November 1, 2008, Institutional Class Shares of Global Opportunities Bond Fund were renamed as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Target Retirement 2015 (“Retirement 2015”), Legg Mason Partners Target Retirement 2020 (“Retirement 2020”), Legg Mason Partners Target Retirement 2025 (“Retirement 2025”), Legg Mason Partners Target Retirement 2030 (“Retirement 2030”), Legg Mason Partners Target Retirement 2035 (“Retirement 2035”), Legg Mason Partners Target Retirement 2040 (“Retirement 2040”), Legg Mason Partners Target Retirement 2045 (“Retirement 2045”), Legg Mason Partners Target Retirement 2050 (“Retirement 2050”), and Legg Mason Partners Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective August 29, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing Retirement 2015’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$777,879	$215,887	$561,992	—

Notes to Schedules of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Retirement 2020’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$767,594	$232,675	$534,919	—

The following is a summary of the inputs used in valuing Retirement 2025’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$757,112	$243,322	$513,790	—

The following is a summary of the inputs used in valuing Retirement 2030’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$741,603	$271,580	$470,023	—

The following is a summary of the inputs used in valuing Retirement 2035’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$727,970	$287,074	$440,896	—

The following is a summary of the inputs used in valuing Retirement 2040’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$724,216	$295,110	$429,106	—

The following is a summary of the inputs used in valuing Retirement 2045’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$724,248	$295,110	$429,138	—

Notes to Schedules of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Retirement 2050’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$724,183	$295,110	$429,073	—

The following is a summary of the inputs used in valuing Retirement Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$822,002	$146,511	$675,491	—

3. Investments
At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation

Retirement 2015	—	$(231,292)	$(231,292)
Retirement 2020	—	(240,817)	(240,817)
Retirement 2025	—	(255,605)	(255,605)
Retirement 2030	—	(268,439)	(268,439)
Retirement 2035	—	(282,875)	(282,875)
Retirement 2040	—	(286,527)	(286,527)
Retirement 2045	—	(286,527)	(286,527)
Retirement 2050	—	(286,528)	(286,528)
Retirement Fund	—	(190,937)	(190,937)

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.
***
During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
   Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: December 29, 2008